Commitments and Contingencies (Minimum Annual Commitments under the Programming License Agreements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Programming and talent commitments future minimum payments, 2013	$ 3,789
Programming and talent commitments future minimum payments, 2014	3,495
Programming and talent commitments future minimum payments, 2015	2,301
Programming and talent commitments future minimum payments, 2016	3,291
Programming and talent commitments future minimum payments, 2017	2,078
Programming and talent commitments future minimum payments, thereafter	15,478
Operating leases future minimum payments, 2013	497
Operating leases future minimum payments, 2014	439
Operating leases future minimum payments, 2015	380
Operating leases future minimum payments, 2016	354
Operating leases future minimum payments, 2017	329
Operating leases future minimum payments, thereafter	$ 1,218